Financial Instruments - Schedule of Instruments Used to Manage Currency Risk (Details) - 12 months ended Dec. 31, 2025 - Currency swap contract [member] $ in Thousands, $ in Thousands	MXN ($)	USD ($)
Forwards [Member]
Financial Instruments - Schedule of Instruments Used to Manage Currency Risk (Details) [Line Items]
Hedging type	Cash flow hedge
Hedged item	Highly probable forecasted purchases of inventory
Hedged risk	Exchange rate variability USD/MXN
Notional (US$ thousands		$ 27,120
Book value Asset/(liability)	$ (24,284)
Maturity	Weekly, until May 2026
Hedge ratio	1 to 1
Main sources of ineffectiveness	Differences between notional hedged and real volume, time of occurrence of the hedged item, credit risk, time value treatment
Options [Member]
Financial Instruments - Schedule of Instruments Used to Manage Currency Risk (Details) [Line Items]
Hedging type	Cash flow hedge
Hedged item	Highly probable forecasted purchases of inventory
Hedged risk	Exchange rate variability USD/MXN
Notional (US$ thousands		$ 5,000
Book value Asset/(liability)	$ (1,954)
Maturity	Weekly, until May 2026
Hedge ratio	1 to 1
Main sources of ineffectiveness	Differences between notional hedged and real volume, time of occurrence of the hedged item, credit risk, time value treatment